Stockholder's Equity	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholder's Equity
9.	Stockholders’ Equity
Common Stock
The Company is authorized to issue 440,000,000 shares of common stock, consisting of 400,000,000 shares of Class A common stock, par value $0.0001 per share and 40,000,000 shares of Class F Common Stock, par value $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock and vote together as a single class. At March 31, 2021, there were 34,500,000 shares of Class A common stock and 8,625,000 shares of Class F Common Stock issued and outstanding, respectively.
Preferred Stock
The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At March 31, 2021, there were no shares of preferred stock issued and outstanding.

10 .	Stockholders’ Equity
Common Stock
The Company is authorized to issue 440,000,000

shares of common stock, consisting of 400,000,000 shares of Class A common stock, par value $0.0001 per share and 40,000,000

shares of Class F Common Stock, par value $0.0001

per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock and vote together as a single class. At December 31, 2020, there were 34,500,000 shares of Class A common stock and

8,625,000

shares of Class F Common Stock issued and outstanding, respectively.
Preferred Stock
The Company is authorized to issue 1,000,000

shares of preferred stock, par value $0.0001

per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2020, there were no shares of preferred stock issued and outstanding.